Long-term Debt - Additional Information (Detail)			12 Months Ended
	Oct. 20, 2017 USD ($) Installment $ / shares shares	Oct. 19, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares
Debt Instrument [Line Items]
Warrant to purchase common stock | shares			14,064
Fair value of warrant			$ 153,692
Unsecured Promissory Note | Golda Darty Partners S A [Member]
Debt Instrument [Line Items]
Debt instrument, due and payment description			The promissory note bears interest at a rate per annum of 8.0%, and is due and payable quarterly in arrears on the 19th day of each April, July, October and January beginning on January 19, 2018.
Warrant to purchase common stock | shares		93,764
Exercise price per share | $ / shares		$ 5.484
Principal amount		$ 7,000,000
Interest rate		8.00%
Maturity date		Oct. 19, 2022
Fair value of warrant		$ 430,160
Term Loan Facility [Member]
Debt Instrument [Line Items]
Final payment due amount	$ 1,600,000
Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment fee, percentage	0.00%
Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment fee, percentage	2.00%
Silicon Valley Bank [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Warrant to purchase common stock | shares	14,064
Exercise price per share | $ / shares	$ 5.484
Warrant term	10 years
Aggregate purchase price	$ 250,000
Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Term loan facility	$ 20,000,000
Increase in interest rate	5.00%
Debt instrument, due and payment description			The Company is required to make monthly interest-only payments through November 1, 2019 and is required to make 24 equal monthly payments of principal, plus accrued interest, thereafter from November 1, 2019 through October 1, 2021, at which time all unpaid principal and interest becomes due and payable
Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, number of equal monthly installments | Installment	24
Loan and Security Agreement [Member] | Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest bear rate	1.50%